Leases - Lease cost components (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 5,094	$ 4,747	$ 19,189	$ 19,456
Short term lease costs	887	520	2,404	2,587
Variable lease costs	303	181	898	2,731
Finance lease cost:
Amortization of right of use assets	215	202	813	616
Interest on lease liabilities	$ 34	$ 36	$ 143	$ 115